Directors’ emoluments and key management personnel remuneration	12 Months Ended
Dec. 31, 2021
Employee Emoluments And Remuneration [Abstract]
Directors’ emoluments and key management personnel remuneration	Directors’ emoluments and key management personnel remuneration

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Directors’ emoluments	1,537	1,026	791
Contributions to defined contribution pension schemes	2	4	3
Compensation for loss of office	—	29	—
Total emoluments	1,539	1,059	794
Retirement benefits were accrued for 2 directors (2020: 4, 2019: 3). Share options were granted to 4 directors during 2021 (2020: 4, 2019: 2) and 1 director exercised options during 2021 (2020: 1, 2019: 1).
In respect of the highest paid director:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Short term employee benefits	491	290	235
Contributions to defined contribution pension schemes	1	1	1
	492	291	236
The highest paid director did not exercise any share options during the year.
The remuneration of key management personnel during the year (excluding remuneration relating to executive directors which has been included in the table above) was as follows:

	December 31,
	2021	2020	2019
	£’000	£’000	£’000
Short term employee benefits	555	303	909
Share based payments	933	365	145
Contributions to defined contribution pension schemes	12	2	6
	1,500	670	1,060
Share based payments
Unless otherwise stated, all amounts disclosed in this note, including the quoted share prices, have been revised to reflect the share split described in note 21 as if it had occurred at the beginning of the earliest period presented. Accordingly, the information reported herein may differ from the amounts previously reported.
As part of the corporate reorganization described in note 21 any outstanding restricted stock units and share options awarded by Exscientia AI Limited were exchanged for share awards and option grants of Exscientia plc with identical terms and restrictions.
Employee Share Option Scheme
The Group operates four share-based compensation schemes for employees and directors of the Group, which are described below.
31.Share based payments (continued)
Enterprise Management Incentive (“EMI”) Scheme
The EMI is an Approved Option Scheme as defined in UK tax legislation. As a result, employees will not be subject to tax on these options until they are exercised and the underlying shares disposed of, at which point they will be subject to UK Capital Gains Tax at the prevailing rates. Options issued under this scheme are over Ordinary shares and have an exercise price as agreed with HM Revenue and Customs prior to award. The Group ceased to qualify under the EMI rules as of December 24, 2018 and therefore no longer issues options under this scheme.
Company Share Ownership Plan (“CSOP”)
The CSOP scheme is an Approved Option Scheme as defined in UK tax legislation. As a result, employees will not be subject to tax on these options until they are exercised and the underlying shares disposed of, at which point they will be subject to UK Capital Gains Tax at the prevailing rates. Options issued under this scheme are over Ordinary shares and have an exercise price as agreed with HM Revenue and Customs prior to award.
Unapproved Share Ownership Plan (“USOP”)
The USOP scheme is an Unapproved Option Scheme as defined in UK tax legislation. USOP options are granted to persons who do not qualify for EMI or CSOP options, such as non-UK employees, consultants or non-executive directors. As a result of the tax status of this scheme, option holders will be subject to tax on these options when they are exercised, at which point they will be subject to Income Tax and, in certain circumstances, National Insurance at the prevailing rates. Options issued under this scheme are over Ordinary shares.
As at December 31, 2021 the Group had the following vested share options outstanding:

Vested outstanding share options	3,912,600
Weighted average exercise price	£0.01
The share-based remuneration expenses relating to employee share options (including the clawback shares referred to in note 28) amounted to £9,723,000 during the year ended December 31, 2021 (2020: £2,074,000).
The following information is relevant to the determination of the fair value of the options issued during the period. The Black-Scholes model has been used to calculate the fair value of options of the equity settled share based payments, with the following weighted average values:

Exercise price	£0.04
Expected life	6.0 years
Expected volatility	93.1%
Risk-free rate	0.89%
Expected dividend rate	—
Fair value	£4.72
The fair value of the underlying ordinary shares is determined using a Black-Scholes option pricing model. The volatility assumption is based on benchmarking similar companies. The risk-free rate is determined by reference to the Bank of England nominal spot curves.
31.Share based payments (continued)
For historical grants, the expected life is based on data published by the University of Florida which shows the median age of Technology companies at an Initial Public Offering (‘IPO’). For awards issued from April 3, 2021 the expected life is based on the mid-point between the vesting date and the expiry date of the award in question.
Details of the share options are below:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2021	7,451,700	£0.01
Granted	3,237,000	£0.04
Exercised	(1,597,800)	£0.01
Forfeited/Replaced	(825,000)	£0.01
Options held as at December 31, 2021	8,265,900	£0.02

Exercisable as at December 31, 2021	3,912,600	£0.01
Share options outstanding as at December 31, 2021 had exercise prices in the range of £0.01 to £0.04 (December 31, 2020: £0.01 to £0.02). The weighted average contractual life for options outstanding as of December 31, 2021 was 7.6 years (December 31, 2020: 7.3 years).
Restricted Stock Unit Plan (“RSU”)
The Group operates a RSU scheme, whereby certain employees and directors receive restricted stock units held over Ordinary shares in the Company. These units are non-transferable and subject to forfeiture for periods prescribed by the Company. These awards are valued at the market value of the underlying shares at the date of grant and are subsequently amortised over the periods during which the restrictions lapse, typically four years. The awards expire on the cessation of the participant’s employment with the Group.
Details of the RSUs in existence during the year to December 31, 2021 are as follows:

Number of RSUs
RSUs held as at January 1, 2021	—
Granted	931,500
RSUs held as at December 31, 2021	931,500
Of the RSUs granted during the year ended December 31, 2021, 600,000 were issued as replacement options for EMI options cancelled during the period, with the charge for the period representing the amount recognised in the period relating to the incremental fair value of the RSU awards over and above those of the EMI options as at the date of grant of the latter.
The weighted average grant date fair value per unit of the RSUs granted in the year to December 31, 2021 was £7.55. The weighted average remaining contractual life of the awards granted during the period was 6.5 years as at December 31, 2021. As at December 31, 2021 the Group had 697,800 vested RSUs outstanding.
The share-based remuneration expenses relating to RSUs amounted to £742,000 during the year ended December 31, 2021 (2020: £nil).